Change in Non-Cash Operating Working Capital (Tables)	12 Months Ended
Sep. 30, 2023
Change in Non-Cash Operating Working Capital
Schedule Of Change in Non-Cash Operating Working Capital
		September 30
	2023	2022
Trade and other receivables	$(7,845)	$(1,626)
Inventories	(724)	(2,788)
Prepaid expenses and other	(2,103)	(2,075)
Trade and other payables	3,054	43
Other payable	(123)	73
	$(7,741)	$(6,373)